SUBSIDIARY EQUITY OBLIGATIONS - Schedule of Subsidiary Preferred Shares (Details) ₨ in Millions, $ in Millions, $ in Millions	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2021 INR (₨) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 INR (₨)
Series 1
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares)	0	0	0
Cumulative Dividend Rate	6.25%	6.25%	6.25%
Series 2
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares)	24,000,000	24,000,000	24,000,000
Cumulative Dividend Rate	6.50%	6.50%	6.50%
Series 3
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares)	24,000,000	24,000,000	24,000,000
Cumulative Dividend Rate	6.75%	6.75%	6.75%
Rouse Series A preferred shares
Disclosure of subsidiaries [line items]
Subsidiary Preferred Shares | $	$ 142			$ 142
Real Estate
Disclosure of subsidiaries [line items]
Subsidiary Preferred Shares | $	$ 1,185			564
Real Estate | Brookfield Property Split Corp. (“BOP Split”) senior preferred shares | Series 1
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares)	842,534	842,534	842,534
Cumulative Dividend Rate	5.25%	5.25%	5.25%
Subsidiary Preferred Shares | $	$ 21			21
Real Estate | Brookfield Property Split Corp. (“BOP Split”) senior preferred shares | Series 2
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares)	556,746	556,746	556,746
Cumulative Dividend Rate	5.75%	5.75%	5.75%
Subsidiary Preferred Shares | $		$ 11			$ 11
Real Estate | Brookfield Property Split Corp. (“BOP Split”) senior preferred shares | Series 3
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares)	781,592	781,592	781,592
Cumulative Dividend Rate	5.00%	5.00%	5.00%
Subsidiary Preferred Shares | $		$ 15			16
Real Estate | Brookfield Property Split Corp. (“BOP Split”) senior preferred shares | Series 4
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares)	582,894	582,894	582,894
Cumulative Dividend Rate	5.20%	5.20%	5.20%
Subsidiary Preferred Shares | $		$ 12			12
Real Estate | BSREP II RH B LLC (“Manufactured Housing”) preferred capital
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares)	0	0	0
Cumulative Dividend Rate	9.00%	9.00%	9.00%
Subsidiary Preferred Shares | $	$ 0			249
Real Estate | Rouse Series A preferred shares
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares)	5,600,000	5,600,000	5,600,000
Cumulative Dividend Rate	5.00%	5.00%	5.00%
Subsidiary Preferred Shares | $	$ 142			142
Real Estate | Preferred equity held by third party investor in Brookfield India Real Estate Trust [Member]
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares)	138,181,800	138,181,800	138,181,800
Cumulative Dividend Rate	90.00%	90.00%	90.00%
Subsidiary Preferred Shares | $	$ 440			0
Real Estate | BSREP II Vintage Estate Partners LLC (“Vintage Estates”) preferred shares
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares)	0	0	0
Cumulative Dividend Rate	5.00%	5.00%	5.00%
Subsidiary Preferred Shares | $	$ 0			40
Real Estate | Preferred equity held by third party investor in BIP Investment Corporation Series 1 Senior preferred shares [Member]
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares)	4,000,000	4,000,000	4,000,000
Cumulative Dividend Rate	5.85%	5.85%	5.85%
Subsidiary Preferred Shares | $		$ 73			$ 73
Infrastructure | Preferred equity held by third party investor in BIP India Trust [Member]
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares)	371,800,000	371,800,000	371,800,000
Subsidiary Preferred Shares			₨ 471	$ 0		₨ 0